Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued wages and bonus	$ 861,142	$ 514,169	$ 408,418
Research and development	238,000	47,547	35,708
Professional and consulting fees	392,000	16,876	13,120
Accrued Legal Fees	2,218,817	439,901	29,512
Other accrued liabilities	539,240	209,909	97,127
Total accrued expenses and other current liabilities	$ 4,634,947	$ 1,228,402	$ 583,885